Operating Leases (Tables)	12 Months Ended
Mar. 31, 2019
Operating Leases
Disclosure of Detailed Information About Future Minimum Rental Payments in Respect of Operating Leases
	As At March 31
	2019	2018
	(in thousands)
Within one year	$401	$149
Within two to five years	865	267
	$1,266	$416